Cover Page	3 Months Ended
Mar. 31, 2021
Cover [Abstract]
Document Type	S-1/A
Entity Registrant Name	Cano Health, Inc.
Entity Central Index Key	0001800682
Amendment Flag	true
Entity Filer Category	Non-accelerated Filer
Entity Small Business	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Amendment Description	Amendment No. 1